Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 19,431	€ 18,582
Subordinated notes issued by AFC [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 832	€ 818
Total Percentage	4.00%	4.00%
Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 767	€ 754
Total Percentage	4.00%	4.00%
Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 750	€ 768
Total Percentage	4.00%	4.00%
Junior Perpetual Capital Securities [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 1,391	€ 1,563
Total Percentage	7.00%	8.00%
Perpetual Cumulative Securities [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 459	€ 475
Total Percentage	2.00%	3.00%
Perpetual Contingent Convertible Securities [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 515	€ 532
Total Percentage	3.00%	3.00%
New method [member] | Solvency one capital ratio [member] | Tier 1 (Unrestricted Tier 1 + Restricted Tier 1)
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 16,409	€ 15,542
Total Percentage	84.00%	84.00%
New method [member] | Solvency one capital ratio [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 14,044	€ 12,972
Total Percentage	72.00%	70.00%
New method [member] | Solvency one capital ratio [member] | Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 2,364	€ 2,571
Total Percentage	12.00%	14.00%
New method [member] | Solvency one capital ratio [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 2,348	€ 2,340
Total Percentage	12.00%	13.00%
New method [member] | Solvency one capital ratio [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 675	€ 700
Total Percentage	3.00%	4.00%